Equity Capital Structure (Details) - USD ($)					6 Months Ended		12 Months Ended
	Jun. 05, 2026	Apr. 22, 2026	Jan. 16, 2026	Dec. 05, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Mar. 07, 2023	Mar. 02, 2023	Jul. 29, 2022
Equity Capital Structure [Abstract]
Common shares, authorized (in shares)					3,900,000,000		3,900,000,000		3,900,000,000	1,000
Common shares, par value (in dollars per share)					$ 0.001		$ 0.001		$ 0.001	$ 0.001
Preferred shares, authorized (in shares)					100,000,000		100,000,000		100,000,000
Preferred shares par value (in dollars per share)					$ 0.001		$ 0.001		$ 0.001
Special dividends paid					$ 13,066,019	$ 0
Common shares, shares issued (in shares)					34,559,330		21,473,509
Common shares outstanding (in shares)					34,559,330		21,473,509	9,461,009
Common shares issued pursuant to equity incentive plan (in shares)					2,980,000
Q4-2025 Special Dividends [Member]
Equity Capital Structure [Abstract]
Dividends payable, date declared							Dec. 05, 2025
Common stock, dividends (in dollars per share)							$ 1.75
Dividend payable, date to be paid							Jan. 16, 2026
Dividends payable, date of record							Dec. 16, 2025
Special dividends paid			$ 9,300,000
Common stock issued for dividends (in shares)			7,378,575
Trading period to calculate volume weighted average trading price				20 days
Weighted average of the trading prices of common shares (in dollars per share)					$ 3.8386
Q2-2026 Special Dividends [Member]
Equity Capital Structure [Abstract]
Dividends payable, date declared					Apr. 22, 2026
Common stock, dividends (in dollars per share)					$ 0.9
Dividend payable, date to be paid					Jun. 05, 2026
Dividends payable, date of record					May 04, 2026
Special dividends paid	$ 3,800,000
Common stock issued for dividends (in shares)	5,707,246
Trading period to calculate volume weighted average trading price		20 days
Weighted average of the trading prices of common shares (in dollars per share)					$ 3.8821